Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2017
Intangible assets, net
Schedule of intangible assets, net
	As of December 31,
	2016	2017
	RMB	RMB
Customer relationships	—	61,973
Less: accumulated amortization	—	(1,549)

Customer relationships, net	—	60,424

Schedule of estimated amortization expenses for each of five succeeding fiscal years
Years ending December 31,
RMB
2018	6,197
2019	6,197
2020	6,197
2021	6,197
2022	6,197
2023 and after	29,439

Total	60,424